Cover	Feb. 26, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2025
Entity File Number	000-27407
Entity Registrant Name	BIMERGEN ENERGY CORPORATION
Entity Central Index Key	0001066764
Entity Tax Identification Number	93-3419812
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	895 Dove Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	(855)
Local Phone Number	777-0888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share.
Trading Symbol	BTTCD
Entity Emerging Growth Company	false